Basis of preparation of financial statements	12 Months Ended
Dec. 31, 2018
Disclosure Of Basis Of Preparation Of Financial Statements Explanatory [Abstract]
Basis of preparation of financial statements
2.	Basis of preparation of financial statements

(a)	Statement of compliance

These consolidated financial statements of the Company and its subsidiaries were prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").

The consolidated financial statements were authorized for issue by the Board of Directors on April 10, 2019.

(b)	Basis of presentation

The consolidated financial statements have been prepared on the historical cost basis except for the following items:

•	Derivative financial instruments are measured at fair value.

•	Financial instruments at fair value through profit or loss (“FVTPL”) are measured at fair value.

•	Assets and liabilities of Apicore’s Indian business which are held for sale at December 31, 2017 are recorded at fair value.

(c)	Functional and presentation currency

The consolidated financial statements are presented in Canadian dollars, which is the Company's functional currency. All financial information presented has been rounded to the nearest dollar except where indicated otherwise.

(d)	Use of estimates and judgments

The preparation of these consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenue and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Areas where management has made critical judgments in the process of applying accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements include the determination of the Company’s and its subsidiaries’ functional currencies.

Information about key assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the carrying amount of assets and liabilities within the next financial year are included in the following notes to the consolidated financial statements for the year ended December 31, 2018:

•	Note 3(c)(i): The valuation of the holdback receivable

•	Note 3(c)(ii): The valuation of the royalty obligation

•	Note 3(e): The provisions for returns, chargebacks, rebates and discounts

•	Note 3(k): The measurement of intangible assets

•	Note 3(q): The measurement of the amount and assessment of the recoverability of income tax assets and income tax provisions